SIGNIFICANT ACCOUNTING POLICIES: - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU Assets	$ 34,116	$ 36,780
Lease Liabilities	$ 30,076	$ 32,241
ASU 842 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
ROU Assets			$ 41,338
Lease Liabilities			$ 41,437